SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues | Customer concentration risk | A
Concentration of credit risk
Concentration of risk (as a percent)	30.00%	34.00%	34.00%
Total revenues | Customer concentration risk | B
Concentration of credit risk
Concentration of risk (as a percent)	21.00%	26.00%	29.00%
Total revenues | Customer concentration risk | E
Concentration of credit risk
Concentration of risk (as a percent)	15.00%
Accounts receivable | Credit concentration risk | A
Concentration of credit risk
Concentration of risk (as a percent)	15.00%	22.00%
Accounts receivable | Credit concentration risk | B
Concentration of credit risk
Concentration of risk (as a percent)	18.00%	16.00%
Accounts receivable | Credit concentration risk | D
Concentration of credit risk
Concentration of risk (as a percent)	17.00%	10.00%
Accounts receivable | Credit concentration risk | E
Concentration of credit risk
Concentration of risk (as a percent)	13.00%